Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: Accumulated depreciation	$ (243,336)	$ (172,194)
Less: Impairment loss	(34,168)	(34,163)
Totals	201,539	242,185
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	27,627	27,027
Office facilities [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	20,838	20,834
Machinery equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	142,530	142,512
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 288,048	$ 258,169